Segment Information - Schedule of Revenue by Segments (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Revenue by Segment [Line Items]
Revenue	¥ 70,179,033	$ 10,035,468	¥ 248,831,457	¥ 440,536,632
Cost of revenue and related tax	(57,760,468)	(8,259,637)	(201,991,119)	(424,345,616)
Gross profit	12,418,565	1,775,831	46,840,338	16,191,016
Net income loss	(16,300,059)	$ (2,329,237)	(33,410,972)	(382,813,263)
IT related solution services [Member]
Schedule of Revenue by Segment [Line Items]
Revenue	51,982,585		218,765,146	368,798,818
Cost of revenue and related tax	(50,576,008)		(194,497,858)	(323,533,990)
Gross profit	1,406,577		24,267,288	45,264,828
Net income loss	(17,049,614)		(29,321,964)	(304,403,355)
Educational content service and other services [Member]
Schedule of Revenue by Segment [Line Items]
Revenue	18,196,448		30,066,311	71,373,814
Cost of revenue and related tax	(7,184,460)		(7,493,262)	(100,811,626)
Gross profit	11,011,988		22,573,049	(29,073,812)
Net income loss	¥ 749,555		¥ (4,089,008)	¥ (78,409,908)